Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 20,072,232	$ 25,021,916
Less: allowance for credit losses	(1,553,365)	(2,391,641)
Accounts receivable, net	$ 18,518,867	$ 22,630,275